INCOME TAX EXPENSES (Details - Income tax expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax:
Current year	$ 150	$ 920	$ 901
Deferred tax	(1)
Income tax expense (benefit)	$ 149	$ 920	$ 901